Related Party Transactions and Arrangements (Details)	1 Months Ended				12 Months Ended
	Jan. 29, 2021 USD ($)	Jan. 29, 2021 CNY (¥)	Apr. 28, 2018 USD ($)	Apr. 28, 2018 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Chief Executive Officer [Member]
Related Party Transactions and Arrangements (Details) [Line Items]
Rent expenses					$ 28.85	$ 27,342
Hangzhou Kangzhou Biotech Co. Ltd. [Member]
Related Party Transactions and Arrangements (Details) [Line Items]
Sale of percentage			10.00%	10.00%
Total proceed		¥ 507,760	$ 75,643	¥ 507,760
Jiuxin Medicine [Member]
Related Party Transactions and Arrangements (Details) [Line Items]
Sale of percentage	10.00%	10.00%
Total price	$ 77,410
Hangzhou kangzhou biotech co. Ltd [Member] | Investment [Member]
Related Party Transactions and Arrangements (Details) [Line Items]
Ownership percentage	51.00%	51.00%